	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments				June 30, 2022 (unaudited)
				Shares		Fair Value
5.58%	CORPORATE BONDS
	Barclays Bank PLC, 11/22/2028 . .		. . . . . . . .		115,000.	$113,275
	Citigroup Global Markets, 2/28/2038 .			. . . . .	100,000	60,555
	Citigroup Global Markets, 3/19/2041 . .			. . . . .	120,000	70,152
	Citigroup Global Markets, 5/14/2041 . .			. . . . .	380,000	192,356
	EZCorp, Inc.., 2..875%, 7/1/2024 . . . . .			. . . .1,424,000. .		1,473,128
	HSBC USA, Inc.., 1/30/2030 .	. .	. . . .	. . . .	145,000. . .	124,076
	Morgan Stanley, 3/31/2035 . .	. . . .	. .	. . . . . 95,000. .		59,555
	Party City Holdings, Inc.. 6,125%, 8/15/2023 . .			1,000,000		841,850
5.58%	TOTAL CORPORATE BONDS	. . .	. . . .	. . . . . . .	. . . . . . . .	.2,934,947. . . .
55.58%	COMMON STOCKS
4.60%	COMMUNICATION SERVICES
	AT&T, Inc.. . . . . . . . . . . . . . . . . . . .			. . . . .	100,000. . . . . .	2,096,000
	Warner Brothers Discovery, Inc.. * . . . .			. . . . . 24,191		324,643
						2,420,643
12.38%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited*			. . . . .	2,500,409	1,656,871
	Caesars Entertainment, Inc..*	. . .	. . .	. . . . .50,000. .		1,915,000
	Camping World Holdings, Inc.. - Class A . . . .				54,500	1,176,655
	CarParts..Com, Inc..* . . . . . .	. .	. . .	. . . .125,640. . . .		. . 871,942
	One Group Hospitality, Inc.. *	. . .	. . .	. . . . .121,554. .		895,853
						6,516,321
14.94%	FINANCIALS
	EZCorp, Inc..* . . . . . . . . . . . . .	. . .		. . . . .	500,328. . . .	. 3,757,463.
	SCS Group PLC . . . . . . . . .	. .	. . .	. . . .	. 1,054,860. . . . .	2,105,893
	U..S.. Global Investors, Inc.. - A	. . . .	. . .	. . . .	456,885. .	2,001,156
						7,864,512
6.60%	INDUSTRIALS
	Radiant Logistics, Inc..* . . . . . .	. . .	. .	. . . . .468,253. . .		3,474,437
			1

QUARTERLY REPORT

	PHILOTIMO FOCUSED GROWTH AND INCOME FUND
Schedule of Investments - continued			June 30, 2022 (unaudited)
				Shares		Fair Value
2.40%	INFORMATION TECHNOLOGY
	Data I/O Corp..* . . . . . . . . . . .	. . . .	. . . . .117,380. . .		. . $	360,357
	eGain Corp..* .. .. .. .. .. .. .. .. .. .. .. .. ..	.. .. .. .. .. .. .. .. ..	.. .. .. .. ..	89,708		874,653
	Kyndryl Holdings, Inc..* . . . . .	. . . . . .	. . . . . . . . 3,000			29,340
						1,264,350
2.36%	INTERNET & DIRECT MARKETING
	CDON AB* . . . . . . . . . . . . . .	. . . . . . . . . .46,449. . . .			.	1,242,303
9.43%	SPECIALITY RETAIL
	Build-A-Bear Workshop, Inc.. . . . . . .		. . . . 92,600. . .			1,520,492
	Lazydays Holdings, Inc..* . . .	. . . . . . . . . . . . . .107,000				1,260,460
	The ODP Corp..* . . . . . . . . . .	. . . .	. . . . . 49,500. . .		. .	1,496,880
	The Tile Shop Holdings, Inc.. . . . . . .		. . . . .222,795. .			683,981
						4,961,813
2.87%	UTILILTIES
	Star Group LP . . . . . . . . . . . .	. . . . . . . .		. 164,673. . .	. .	1,510,051

55.58%	TOTAL COMMON STOCKS	. . . . . . . . .	. . . . . . . .	. . . .	. . 29,254,430. . . . . .
4.92%	PREFERRED STOCKS
	Fossil Group, Inc.. 7..000%, 11/30/2026		. . . . .	98,903		1,865,311
	Greenridge General Holdings, 8..500%,				. . .727,550.
	10/31/2026 . . . . . . . . .	. . . . .	. . . .	. .49,764. .
						2,592,861
0.18%	WARRANTS
	Lazydays Holdings, Inc.. Warrant $11..50		. . . .
	exercise price expires 3/15/2023 . . .		. . . . .	74,491		96,838
33.72%	MONEY MARKET FUNDS
	Fifth Third Banksafe Trust **	. . . . . . . . . . .		17,749,559. . .		17,749,559
99.98%	TOTAL INVESTMENTS . . . .	. . . . . . . . .	. . . . . . . . . . . .		. . 52,628,635. . . .. .
0.02%	Other assets, net of liabilities . . . . . . . .		. . . . . . . . . . . .		. .	. . .9,700. . .
100.00%	.NET ASSETS . . . . . . . . . . . .	. . . . . . . .	. . . .	. . . . . .$ 52,638,335. . . . . . . . . .			.

*Non-income producing

**Effective 7 day yield as of June 30, 2022

2

QUARTERLY REPORT

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U..S.. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.. Various inputs are used in determining the value of a Fund’s investments. . U. .S. . GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes.. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc..).. Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)..

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities..

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1		Level 2	Level 3
			Other
	Quoted		Significant	Significant
			Observable	Unobservable
	Prices		Inputs	Inputs	Total
COMMON STOCKS . . . . . . $.29,254,430. .			$—	$—	$29,254,430
CORPORATE BONDS . . . . .	. .	—	2,934,947	—	2,934,947
PREFERRED STOCKS . . . . .	.2,592,861.
WARRANTS . . . . . . . . . . . . . 96,838. . .
MONEY MARKET FUNDS . . . .	17,749,559		—	—	17,749,559
TOTAL INVESTMENTS . . . . $.49,693,688.			$2,934,947	$—	$52,628,635

The Fund held no Level 3 securities at any time during the period..

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022..

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.. Cost of securities for Federal income tax purpose is $60,534,471 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	.	. $.	2,018,628
Gross unrealized depreciation	.	. .	(9,924,464)
Net unrealized appreciation . . .
		. .$. (7,905,836)

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QUARTERLY REPORT